Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2013
Quarterly Results of Operations (Unaudited)
Summary of unaudited quarterly results of operations

	Quarter ended
	December 31, 2012	March 31, 2013(1)	June 30, 2013	September 30, 2013
Fiscal 2013:
Net sales	$789,227	$757,874	$802,829	$813,111
Gross profit	360,478	343,858	377,959	379,837
Income (loss) from continuing operations before income taxes	58,852	(29,677)	58,477	52,182
Net income (loss)	39,130	(18,150)	43,628	34,840

	Quarter ended
	December 31, 2011	March 31, 2012	June 30, 2012	September 30, 2012
Fiscal 2012:
Net sales	$715,209	$752,986	$782,316	$749,222
Gross profit	325,627	348,687	368,430	348,553
Income from continuing operations before income taxes	39,251	52,086	78,659	64,787
Loss from discontinued operations, net of taxes	674	(768)	(13,925)	(9,029)
Net income	27,083	34,193	41,239	43,956
(1)
Includes charges of $30,200 relating to the facility restructuring (see Note 4) and $12,000 relating to the accrual of an anticipated legal settlement (see Note 14).